Provisions	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2022	$806	$1,331	$2,137	$—	$2,137
Arising (released) during the year	(101)	428	327	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(191)	(191)	—	—
At December 31, 2022	705	1,568	2,273	77	2,196
Arising (released) during the year	107	257	364	—	—
Released (used) during the year	(48)	(76)	(124)	—	—
Released (unused) during the year	—	(291)	(291)	—	—
At December 31, 2023	764	1,458	2,222	—	2,222
Arising (released) during the year	132	927	1,059	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	(268)	(850)	(1,118)	—	—
At December 31, 2024	$628	$1,535	$2,163	$763	$1,400
The provision for post-employment benefits is for the lump sum retirement indemnity required to be paid to French employees if they retire as a Company employee. The amount expensed (service and finance cost) in 2024 was $61,000 (2023: expenses of $13,000 and 2022: income of $30,000 ). The comprehensive income (loss) for 2024 includes $39,000 of actuarial loss (actuarial loss of $46,000 in 2023 and actuarial gain of $71,000 in 2022. One employee retired in 2023 and no employee retired in either 2022 or 2024.
In 2024, following the transfer of French employees to Qualcomm on October 1, 2024, the related provision for the retirement indemnity of $237,000 was released and has been recognized as part of the gain on sale of the assets.
The main assumptions used in the calculation are the following:

	2022	2023	2024
Discount rate	3.75%	3.20%	3.35%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	65-67 year	65-67 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 12% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team
At December 31, 2022, 2023 and 2024, “Other provisions” include primarily estimated royalty payments assessed on sales of modules to holders of patents which may be deemed as essential under the requirements of the LTE standard. The royalty provision is based on management’s judgment, taking into consideration the published royalty rates, various legal decisions, articles, reports and industry discussions on the subject which were available, and is recorded in the cost of product revenue. The Company’s modules are considered as final products incorporating the full LTE function, and therefore may have royalties assessed on their sale; no royalties are accrued on the sales of chips as the full LTE functionality is not included in the chip and it is not current industry practice to license standard-essential patents at the component level.